SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 01, 2018	Jun. 30, 2018
Consolidated balance sheet
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts	$ 221,581	$ 161,012	$ 161,012
Inventories	35,568	58,074	58,074
Other tax payables	6,054	7,801	7,801
Retained earnings	$ 660,329	578,079	$ 578,079
Balances under previous basis [Member]
Consolidated balance sheet
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts		202,098
Inventories		43,314
Other tax payables		12,738
Retained earnings		599,468
Effect of change higher/(lower) [Member]
Consolidated balance sheet
Costs and Estimated Earnings in Excess of Billings Net of Allowance For Doubtful Accounts		41,086
Inventories		(14,760)
Other tax payables		4,937
Retained earnings		$ 21,389